Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - Interest Rate Risk		12 Months Ended
	Jul. 01, 2020	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	0.03%	0.00%	0.00%
USD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease		10.00%	10.00%
AUD
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease		10.00%	10.00%